UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22049

International Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

International Income Portfolio

October 31, 2013

Consolidated Portfolio of Investments

Foreign Government Bonds — 36.0%

Security	Principal Amount (000’s omitted)		Value

Bangladesh — 2.0%
Bangladesh Treasury Bond, 11.25%, 2/8/17	BDT	220,000	$2,829,157
Bangladesh Treasury Bond, 11.30%, 3/7/17	BDT	138,000	1,777,563
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	143,000	1,843,406
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	175,000	2,258,119
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	309,600	3,993,616
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	122,000	1,571,054
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	306,500	3,961,088
Bangladesh Treasury Bond, 11.55%, 10/3/17	BDT	142,900	1,843,161

Total Bangladesh			$20,077,164

Bosnia and Herzegovina — 0.9%
Republic of Srpska, 1.50%, 6/30/23	BAM	3,268	$1,533,949
Republic of Srpska, 1.50%, 10/30/23	BAM	6,733	3,069,182
Republic of Srpska, 1.50%, 12/15/23	BAM	1,432	650,349
Republic of Srpska, 1.50%, 6/15/24	BAM	863	375,738
Republic of Srpska, 1.50%, 5/31/25	BAM	4,621	1,847,647
Republic of Srpska, 1.50%, 6/9/25	BAM	346	138,208
Republic of Srpska, 1.50%, 12/24/25	BAM	2,201	857,113
Republic of Srpska, 1.50%, 9/25/26	BAM	979	367,256

Total Bosnia and Herzegovina			$8,839,442

Brazil — 0.5%
Nota do Tesouro Nacional, 6.00%, 5/15/15 (1)	BRL	12,067	$5,552,443

Total Brazil			$5,552,443

Chile — 0.6%
Government of Chile, 6.00%, 1/1/15	CLP	3,270,000	$6,490,048

Total Chile			$6,490,048

Colombia — 4.0%
Titulos De Tesoreria B, 7.25%, 6/15/16	COP	32,300,000	$17,974,220
Titulos De Tesoreria B, 9.25%, 5/14/14	COP	22,500,000	12,244,656
Titulos De Tesoreria B, 13.50%, 9/12/14	COP	17,000,000	9,698,000

Total Colombia			$39,916,876

Costa Rica — 0.5%
Costa Rica Titulos de Propiedad Bond, 10.58%, 6/22/16	CRC	1,645,000	$3,596,535
Titulo Propiedad UD, 1.00%, 1/12/22(1)	CRC	506,425	886,545
Titulo Propiedad UD, 1.63%, 7/13/16(1)	CRC	280,736	553,237

Total Costa Rica			$5,036,317

Security	Principal Amount (000’s omitted)		Value

Georgia — 1.2%
Georgia Treasury Bond, 6.10%, 3/7/15	GEL	1,000	$606,466
Georgia Treasury Bond, 6.80%, 7/12/14	GEL	8,200	4,976,765
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	516	330,516
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	400	240,584
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	490	325,558
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500	344,188
Georgia Treasury Bond, 12.00%, 6/15/14	GEL	3,872	2,421,404
Georgia Treasury Bond, 12.00%, 9/15/14	GEL	1,000	634,041
Georgia Treasury Bond, 12.00%, 9/15/15	GEL	500	334,986
Georgia Treasury Bond, 13.00%, 3/15/14	GEL	2,500	1,542,736

Total Georgia			$11,757,244

Ghana — 3.5%
Ghana Government Bond, 14.25%, 7/25/16	GHS	1,565	$633,168
Ghana Government Bond, 16.90%, 3/7/16	GHS	13,618	5,912,120
Ghana Government Bond, 19.24%, 5/30/16	GHS	13,219	5,991,580
Ghana Government Bond, 21.00%, 10/26/15	GHS	32,770	15,453,545
Ghana Government Bond, 23.00%, 8/21/17	GHS	3,400	1,717,124
Ghana Government Bond, 24.00%, 5/25/15	GHS	4,400	2,135,514
Ghana Government Bond, 26.00%, 6/5/17	GHS	5,513	2,952,586

Total Ghana			$34,795,637

Jordan — 2.3%
Jordan Government Bond, 6.174%, 1/8/14	JOD	2,500	$3,546,149
Jordan Government Bond, 6.422%, 2/8/14	JOD	1,500	2,133,397
Jordan Government Bond, 6.511%, 5/15/16	JOD	2,000	2,878,678
Jordan Government Bond, 7.078%, 7/18/14	JOD	2,500	3,598,180
Jordan Government Bond, 7.77%, 7/4/15	JOD	2,000	2,941,975
Jordan Government Bond, 7.792%, 7/11/15	JOD	3,000	4,415,526
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,500	3,653,692

Total Jordan			$23,167,597

Lebanon — 0.3%
Lebanon Treasury Note, 8.74%, 7/31/14	LBP	5,043,330	$3,429,431

Total Lebanon			$3,429,431

Mexico — 0.8%
Mexican Bonos, 8.00%, 12/19/13	MXN	110,479	$8,523,791

Total Mexico			$8,523,791

19	See Notes to Consolidated Financial Statements.

International Income Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)		Value

Peru — 1.4%
Republic of Peru, 9.91%, 5/5/15	PEN	31,641	$12,427,051
Republic of Peru, 9.91%, 5/5/15(2)	PEN	3,174	1,246,594

Total Peru			$13,673,645

Philippines — 0.3%
Republic of the Philippines, 4.95%, 1/15/21	PHP	106,000	$2,722,981
Republic of the Philippines, 6.25%, 1/27/14	PHP	8,150	191,195

Total Philippines			$2,914,176

Romania — 3.8%
Romania Government Bond, 5.75%, 1/27/16	RON	26,440	$8,465,300
Romania Government Bond, 5.80%, 10/26/15	RON	61,580	19,702,320
Romania Government Bond, 5.85%, 7/28/14	RON	20,160	6,305,542
Romania Government Bond, 11.00%, 3/5/14	RON	11,720	3,687,893

Total Romania			$38,161,055

Russia — 3.2%
Russia Government Bond, 7.10%, 3/13/14	RUB	1,009,939	$31,634,190

Total Russia			$31,634,190

Serbia — 2.6%
Serbia Treasury Bill, 0.00%, 1/23/14	RSD	289,750	$3,374,070
Serbia Treasury Bill, 0.00%, 5/22/14	RSD	146,750	1,651,604
Serbia Treasury Bill, 0.00%, 5/29/14	RSD	369,570	4,150,687
Serbia Treasury Bill, 0.00%, 11/6/14	RSD	291,380	3,125,293
Serbia Treasury Bond, 10.00%, 1/10/15	RSD	153,020	1,799,401
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	56,710	662,117
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	300,080	3,457,307
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	283,030	3,227,039
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	96,530	1,095,539
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	325,800	3,847,018

Total Serbia			$26,390,075

Sri Lanka — 3.1%
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	437,480	$2,920,055
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	2,090,070	14,660,512
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	1,084,210	7,512,071
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	840,350	5,698,498

Total Sri Lanka			$30,791,136

Security	Principal Amount (000’s omitted)		Value

Sweden — 0.1%
Government of Sweden, 3.75%, 8/12/17	SEK	5,510	$922,425
Government of Sweden, 6.75%, 5/5/14	SEK	395	62,720

Total Sweden			$985,145

Uruguay — 2.0%
Monetary Regulation Bill, 0.00%, 2/27/14(1)	UYU	3,928	$180,113
Monetary Regulation Bill, 0.00%, 8/29/14(1)	UYU	18,968	785,448
Monetary Regulation Bill, 0.00%, 3/26/15(1)	UYU	36,795	1,599,429
Monetary Regulation Bill, 0.00%, 8/20/15(1)	UYU	47,300	1,748,686
Republic of Uruguay, 4.375%, 12/15/28(1)	UYU	7,641	390,480
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(1)	UYU	98,451	4,367,799
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(1)	UYU	49,293	2,275,219
Uruguay Notas Del Tesoro, 4.00%, 6/14/15(1)	UYU	92,116	4,323,956
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(1)	UYU	73,151	3,454,520
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	25,036	1,103,359

Total Uruguay			$20,229,009

Vietnam — 2.9%
Vietnam Government Bond, 8.80%, 6/15/14	VND	55,000,000	$2,642,643
Vietnam Government Bond, 9.10%, 12/15/14	VND	121,116,200	5,893,363
Vietnam Government Bond, 10.80%, 4/15/15	VND	47,866,000	2,389,082
Vietnam Government Bond, 11.00%, 4/15/14	VND	53,000,000	2,563,980
Vietnam Government Bond, 11.33%, 5/13/15	VND	80,000,000	4,047,773
Vietnam Government Bond, 11.59%, 2/20/14	VND	88,208,700	4,238,612
Vietnam Government Bond, 12.10%, 1/16/15	VND	80,000,000	4,036,580
Vietnam Government Bond, 12.34%, 7/25/14	VND	60,519,000	2,987,266

Total Vietnam			$28,799,299

Total Foreign Government Bonds (identified cost $369,445,213)			$361,163,720

Collateralized Mortgage Obligations — 0.1%

Security		Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$286,216	$318,117
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.56%, 8/25/39(3)		749,334	837,585

Total Collateralized Mortgage Obligations (identified cost $1,074,036)			$1,155,702

20	See Notes to Consolidated Financial Statements.

International Income Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Mortgage Pass-Throughs — 0.9%

Security		Principal Amount	Value

Federal National Mortgage Association:
2.204%, with maturity at 2035(4)		$1,211,917	$1,267,716
4.042%, with maturity at 2035(4)		1,084,268	1,181,493
6.50%, with various maturities to 2036		1,924,991	2,148,902
7.00%, with maturity at 2033(5)		722,924	831,312
7.50%, with maturity at 2035		409,258	479,293
8.50%, with maturity at 2032		365,059	440,412

			$6,349,128

Government National Mortgage Association:
7.00%, with maturity at 2035		$1,076,029	$1,265,409
8.00%, with maturity at 2016		184,192	193,504
9.00%, with various maturities to 2024		695,171	811,828

			$2,270,741

Total Mortgage Pass-Throughs (identified cost $8,145,914)			$8,619,869

U.S. Treasury Obligations — 7.8%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 11.25%, 2/15/15(5)		$68,200	$77,899,881

Total U.S. Treasury Obligations (identified cost $77,824,229)			$77,899,881

Precious Metals — 5.1%

Description		Troy Ounces	Value
Gold(6)		23,955	$31,708,821
Platinum(6)		13,382	19,404,126

Total Precious Metals (identified cost $58,963,111)			$51,112,947

Short-Term Investments — 47.5%

Foreign Government Securities — 27.2%

Security		Principal Amount (000’s omitted)	Value

Georgia — 0.4%
Bank of Georgia Promissory Note, 1.50%, 12/20/13	AZN	1,503	$1,921,743
Georgia Treasury Bill, 0.00%, 1/16/14	GEL	3,000	1,779,703

Total Georgia			$3,701,446

Security		Principal Amount (000’s omitted)	Value

Israel — 0.5%
Israel Treasury Bill, 0.00%, 1/8/14	ILS	16,456	$4,658,440

Total Israel			$4,658,440

Kenya — 2.6%
Kenya Treasury Bill, 0.00%, 3/24/14	KES	399,100	$4,500,048
Kenya Treasury Bill, 0.00%, 4/14/14	KES	367,500	4,118,145
Kenya Treasury Bill, 0.00%, 4/21/14	KES	365,000	4,081,601
Kenya Treasury Bill, 0.00%, 6/9/14	KES	526,000	5,801,372
Kenya Treasury Bill, 0.00%, 6/16/14	KES	324,000	3,566,419
Kenya Treasury Bill, 0.00%, 8/18/14	KES	70,000	756,921
Kenya Treasury Bill, 0.00%, 9/22/14	KES	187,100	2,003,170
Kenya Treasury Bill, 0.00%, 9/29/14	KES	15,000	160,277
Kenya Treasury Bill, 0.00%, 10/20/14	KES	101,200	1,074,910

Total Kenya			$26,062,863

Lebanon — 4.2%
Lebanon Treasury Bill, 0.00%, 11/7/13	LBP	9,001,090	$5,969,399
Lebanon Treasury Bill, 0.00%, 11/21/13	LBP	5,989,110	3,965,035
Lebanon Treasury Bill, 0.00%, 12/5/13	LBP	3,571,790	2,360,481
Lebanon Treasury Bill, 0.00%, 12/19/13	LBP	8,395,160	5,538,367
Lebanon Treasury Bill, 0.00%, 1/2/14	LBP	5,042,060	3,320,188
Lebanon Treasury Bill, 0.00%, 1/16/14	LBP	1,743,340	1,145,831
Lebanon Treasury Bill, 0.00%, 2/20/14	LBP	4,514,930	2,953,248
Lebanon Treasury Bill, 0.00%, 5/29/14	LBP	2,122,060	1,368,108
Lebanon Treasury Bill, 0.00%, 6/12/14	LBP	17,063,990	10,979,549
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	7,076,320	4,535,119

Total Lebanon			$42,135,325

Mauritius — 0.4%
Mauritius Treasury Bill, 0.00%, 4/25/14	MUR	37,100	$1,214,008
Mauritius Treasury Bill, 0.00%, 5/9/14	MUR	94,600	3,091,320

Total Mauritius			$4,305,328

Mexico — 3.2%
Mexico Cetes, 0.00%, 3/6/14	MXN	52,245	$3,958,158
Mexico Cetes, 0.00%, 4/3/14	MXN	122,857	9,282,101
Mexico Cetes, 0.00%, 6/26/14	MXN	258,990	19,404,921

Total Mexico			$32,645,180

Nigeria — 2.1%
Nigeria Treasury Bill, 0.00%, 11/21/13	NGN	49,800	$312,093
Nigeria Treasury Bill, 0.00%, 12/5/13	NGN	864,580	5,395,127
Nigeria Treasury Bill, 0.00%, 1/16/14	NGN	482,200	2,958,012

21	See Notes to Consolidated Financial Statements.

International Income Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Nigeria (continued)
Nigeria Treasury Bill, 0.00%, 1/23/14	NGN	1,132,900	$6,941,635
Nigeria Treasury Bill, 0.00%, 2/20/14	NGN	376,000	2,283,089
Nigeria Treasury Bill, 0.00%, 6/5/14	NGN	322,507	1,891,637
Nigeria Treasury Bill, 0.00%, 8/7/14	NGN	183,300	1,052,524

Total Nigeria			$20,834,117

Philippines — 3.1%
Philippine Treasury Bill, 0.00%, 11/6/13	PHP	661,700	$15,313,502
Philippine Treasury Bill, 0.00%, 1/2/14	PHP	27,570	637,944
Philippine Treasury Bill, 0.00%, 1/8/14	PHP	111,630	2,582,949
Philippine Treasury Bill, 0.00%, 2/5/14	PHP	319,540	7,393,278
Philippine Treasury Bill, 0.00%, 4/10/14	PHP	214,490	4,961,406
Philippine Treasury Bill, 0.00%, 10/8/14	PHP	22,420	517,649

Total Philippines			$31,406,728

Romania — 0.2%
Romania Treasury Bill, 0.00%, 1/15/14	RON	7,200	$2,190,093

Total Romania			$2,190,093

Serbia — 1.1%
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	305,350	$3,528,093
Serbia Treasury Bill, 0.00%, 4/3/14	RSD	665,920	7,602,860

Total Serbia			$11,130,953

Singapore — 3.0%
Singapore Treasury Bill, 0.00%, 11/15/13	SGD	14,299	$11,510,115
Singapore Treasury Bill, 0.00%, 1/10/14	SGD	12,021	9,673,464
Singapore Treasury Bill, 0.00%, 4/4/14	SGD	11,207	9,013,504

Total Singapore			$30,197,083

South Korea — 3.3%
Korea Monetary Stabilization Bond, 0.00%, 1/14/14	KRW	9,547,340	$8,954,083
Korea Monetary Stabilization Bond, 0.00%, 3/18/14	KRW	25,382,010	23,696,225

Total South Korea			$32,650,308

Sri Lanka — 2.0%
Sri Lanka Treasury Bill, 0.00%, 12/6/13	LKR	275,310	$2,088,610
Sri Lanka Treasury Bill, 0.00%, 2/28/14	LKR	798,950	5,941,458
Sri Lanka Treasury Bill, 0.00%, 3/7/14	LKR	874,790	6,493,549
Sri Lanka Treasury Bill, 0.00%, 3/28/14	LKR	9,550	70,499
Sri Lanka Treasury Bill, 0.00%, 4/25/14	LKR	38,860	284,839
Sri Lanka Treasury Bill, 0.00%, 5/9/14	LKR	42,030	306,966
Sri Lanka Treasury Bill, 0.00%, 6/6/14	LKR	515,820	3,737,060

Security		Principal Amount (000’s omitted)	Value

Sri Lanka (continued)
Sri Lanka Treasury Bill, 0.00%, 6/27/14	LKR	62,520	$450,390
Sri Lanka Treasury Bill, 0.00%, 10/3/14	LKR	59,530	417,479

Total Sri Lanka			$19,790,850

Uruguay — 0.1%
Monetary Regulation Bill, 0.00%, 1/31/14 (1)	UYU	23,284	$1,071,358

Total Uruguay			$1,071,358

Zambia — 1.0%
Zambia Treasury Bill, 0.00%, 7/28/14	ZMW	14,250	$2,374,846
Zambia Treasury Bill, 0.00%, 8/11/14	ZMW	12,475	2,063,633
Zambia Treasury Bill, 0.00%, 8/25/14	ZMW	3,000	493,195
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	16,980	2,777,167
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	15,260	2,477,065

Total Zambia			$10,185,906

Total Foreign Government Securities (identified cost $272,949,121)			$272,965,978

U.S. Treasury Obligations — 9.6%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 12/19/13(5)		$71,000	$70,997,018
U.S. Treasury Note, 4.25%, 11/15/13(5)		25,000	25,039,550

Total U.S. Treasury Obligations (identified cost $96,038,598)			$96,036,568

Other — 10.7%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(7)		$107,553	$107,552,612

Total Other (identified cost $107,552,612)			$107,552,612

Total Short-Term Investments (identified cost $475,901,461)			$476,555,158

Total Investments — 97.4% (identified cost $991,992,834)			$976,507,277

Other Assets, Less Liabilities — 2.6%			$25,896,407

Net Assets — 100.0%			$1,002,403,684

22	See Notes to Consolidated Financial Statements.

International Income Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AZN	–	Azerbaijani Manat
BAM	–	Bosnia-Herzegovina Convertible Mark
BDT	–	Bangladesh Taka
BRL	–	Brazilian Real
CLP	–	Chilean Peso
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
GEL	–	Georgian Lari
GHS	–	Ghanaian Cedi
ILS	–	Israeli Shekel
JOD	–	Jordanian Dinar
KES	–	Kenyan Shilling
KRW	–	South Korean Won
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MUR	–	Mauritian Rupee
MXN	–	Mexican Peso
NGN	–	Nigerian Naira
PEN	–	Peruvian New Sol
PHP	–	Philippine Peso
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
UYU	–	Uruguayan Peso
VND	–	Vietnamese Dong
ZMW	–	Zambian Kwacha

(1)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2013, the aggregate value of these securities is $1,246,594 or 0.1% of the Portfolio’s net assets.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2013.

(4)	Adjustable rate mortgage security. Rate shown is the rate at October 31, 2013.

(5)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(6)	Non-income producing.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2013.

23	See Notes to Consolidated Financial Statements.

International Income Portfolio

October 31, 2013

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2013
Investments —
Securities of unaffiliated issuers, at value (identified cost, $825,477,111)	$817,841,718
Affiliated investment, at value (identified cost, $107,552,612)	107,552,612
Precious metals, at value (identified cost, $58,963,111)	51,112,947
Total Investments, at value (identified cost, $991,992,834)	$976,507,277
Cash	$4,274,691
Restricted cash*	1,840,000
Foreign currency, at value (identified cost, $8,628,803)	8,597,481
Interest receivable	11,696,698
Interest receivable from affiliated investment	9,676
Receivable for investments sold	5,773,696
Receivable for variation margin on open futures contracts	215,493
Receivable for open forward foreign currency exchange contracts	3,752,437
Receivable for open swap contracts	129,944
Tax reclaims receivable	2,734
Total assets	$1,012,800,127

Liabilities
Cash collateral due to brokers	$1,840,000
Payable for investments purchased	3,941,325
Payable for open forward foreign currency exchange contracts	3,649,377
Payable to affiliates:
Investment adviser fee	530,847
Trustees’ fees	3,583
Accrued expenses	431,311
Total liabilities	$10,396,443
Net Assets applicable to investors’ interest in Portfolio	$1,002,403,684

Sources of Net Assets
Investors’ capital	$1,017,790,363
Net unrealized depreciation	(15,386,679)
Total	$1,002,403,684

*	Represents restricted cash pledged for the benefit of the Portfolio for open derivative contracts.

24	See Notes to Consolidated Financial Statements.

International Income Portfolio

October 31, 2013

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2013
Interest (net of foreign taxes, $974,118)	$31,790,564
Interest allocated from affiliated investment	137,719
Expenses allocated from affiliated investment	(16,423)
Total investment income	$31,911,860

Expenses
Investment adviser fee	$4,930,648
Trustees’ fees and expenses	31,206
Custodian fee	1,407,706
Legal and accounting services	129,074
Miscellaneous	37,462
Total expenses	$6,536,096
Deduct —
Reduction of custodian fee	$728
Total expense reductions	$728

Net expenses	$6,535,368

Net investment income	$25,376,492

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (including a loss of $108,812 from precious metals)	$(14,666,940)
Investment transactions allocated from affiliated investment	3,476
Futures contracts	627,514
Swap contracts	(53,016)
Foreign currency and forward foreign currency exchange contract transactions	(11,564,770)
Net realized loss	$(25,653,736)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $8,327,749 from precious metals)	$(19,005,901)
Futures contracts	(105,870)
Swap contracts	129,944
Foreign currency and forward foreign currency exchange contracts	(162,742)
Net change in unrealized appreciation (depreciation)	$(19,144,569)

Net realized and unrealized loss	$(44,798,305)

Net decrease in net assets from operations	$(19,421,813)

25	See Notes to Consolidated Financial Statements.

International Income Portfolio

October 31, 2013

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2013	2012
From operations —
Net investment income	$25,376,492	$8,711,282
Net realized loss from investment transactions, futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(25,653,736)	(598,919)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(19,144,569)	1,698,390
Net increase (decrease) in net assets from operations	$(19,421,813)	$9,810,753
Capital transactions —
Contributions	$880,147,982	$95,846,225
Withdrawals	(150,656,445)	(19,978,899)
Net increase in net assets from capital transactions	$729,491,537	$75,867,326

Net increase in net assets	$710,069,724	$85,678,079

Net Assets
At beginning of year	$292,333,960	$206,655,881
At end of year	$1,002,403,684	$292,333,960

26	See Notes to Consolidated Financial Statements.

International Income Portfolio

October 31, 2013

Consolidated Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2013	2012	2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.83%	0.88%	0.92%	0.96%	0.90%
Net investment income	3.20%	3.57%	2.81%	2.51%	3.34%
Portfolio Turnover	21%	37%	31%	45%	28%

Total Return	(0.35)%	3.93%	4.05%	1.85%	20.91%

Net assets, end of year (000’s omitted)	$1,002,404	$292,334	$206,656	$168,705	$69,581

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

27	See Notes to Consolidated Financial Statements.

International Income Portfolio

October 31, 2013

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2013, Eaton Vance Diversified Currency Income Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund and Eaton Vance Short Duration Strategic Income Fund (formerly, Eaton Vance Strategic Income Fund) held an interest of 79.4%, 3.4% and 16.5%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2013 were $56,338,526 or 5.6% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Commodities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time.

Derivatives. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, or in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

28

International Income Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or commodity and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty in exchange for payments on a

29

International Income Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

M  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

N  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.625% of its respective average daily net assets up to $1 billion, 0.600% from $1 billion but less than $2 billion, and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2013, the Portfolio’s investment adviser fee amounted to $4,930,648 or 0.622% of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

30

International Income Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the year ended October 31, 2013 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$452,290,266	$74,994,826
U.S. Government and Agency Securities	80,656,589	2,396,250

	$532,946,855	$77,391,076

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,000,146,127

Gross unrealized appreciation	$6,643,176
Gross unrealized depreciation	(30,282,026)

Net unrealized depreciation	$(23,638,850)

The net unrealized appreciation (depreciation) on derivative contracts and foreign currency at October 31, 2013 on a federal income tax basis was $(569,998).

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/5/13	Indian Rupee 92,747,000	United States Dollar 1,511,522	Citibank NA	$2,337	$—	$2,337
11/5/13	United States Dollar 1,510,291	Indian Rupee 92,747,000	Citibank NA	—	(1,106)	(1,106)
11/6/13	Philippine Peso 215,894,000	United States Dollar 5,007,167	Goldman Sachs International	11,355	—	11,355
11/6/13	Philippine Peso 10,916,000	United States Dollar 253,448	Standard Chartered Bank	850	—	850

31

International Income Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/6/13	United States Dollar 436,113	Philippine Peso 18,960,000	Barclays Bank PLC	$2,624	$—	$2,624
11/6/13	United States Dollar 12,842,592	Philippine Peso 552,758,000	Goldman Sachs International	—	(51,709)	(51,709)
11/8/13	United States Dollar 6,161,128	Mauritian Rupee 185,006,350	State Street Bank and Trust Co.	—	(16,843)	(16,843)
11/12/13	United States Dollar 24,550,792	Peruvian New Sol 69,000,000	Deutsche Bank	308,997	—	308,997
11/12/13	United States Dollar 5,652,065	Peruvian New Sol 15,806,000	Standard Chartered Bank	42,628	—	42,628
11/13/13	Euro 434,705	Romanian Leu 1,945,000	JPMorgan Chase Bank	4,870	—	4,870
11/13/13	Romanian Leu 12,235,000	Euro 2,748,203	Standard Chartered Bank	—	(12,037)	(12,037)
11/18/13	Indian Rupee 92,747,000	United States Dollar 1,505,144	Citibank NA	9,615	—	9,615
11/18/13	South Korean Won 3,063,737,000	United States Dollar 2,881,077	Bank of America	2,617	—	2,617
11/18/13	United States Dollar 14,934,060	South Korean Won 16,658,944,000	Bank of America	717,448	—	717,448
11/18/13	United States Dollar 9,234,930	Indian Rupee 588,579,000	Barclays Bank PLC	255,805	—	255,805
11/18/13	United States Dollar 20,910,225	Indian Rupee 1,290,370,000	Deutsche Bank	—	(103,231)	(103,231)
11/18/13	United States Dollar 5,679,088	Indian Rupee 361,951,000	Standard Chartered Bank	157,309	—	157,309
11/20/13	United States Dollar 971,321	Chilean Peso 505,475,290	JPMorgan Chase Bank	13,148	—	13,148
11/20/13	United States Dollar 2,241,401	Chilean Peso 1,165,528,710	Standard Chartered Bank	28,593	—	28,593
11/25/13	Euro 2,033,817	United States Dollar 2,803,617	Deutsche Bank	42,075	—	42,075
11/25/13	Euro 73,269,553	United States Dollar 99,172,172	State Street Bank and Trust Co.	—	(314,128)	(314,128)
11/25/13	United States Dollar 10,313,514	New Taiwan Dollar 308,116,223	BNP Paribas	157,601	—	157,601
11/25/13	United States Dollar 1,817,349	Euro 1,342,961	Goldman Sachs International	6,140	—	6,140
11/25/13	United States Dollar 22,665,657	Israeli Shekel 80,027,900	Standard Chartered Bank	20,689	—	20,689
11/29/13	Kenyan Shilling 200,000,000	United States Dollar 2,329,102	Standard Chartered Bank	—	(936)	(936)
11/29/13	United States Dollar 2,305,476	Kenyan Shilling 200,000,000	Standard Chartered Bank	24,563	—	24,563
12/3/13	United States Dollar 3,319,990	Philippine Peso 148,038,364	Deutsche Bank	100,292	—	100,292
12/5/13	Euro 6,140,931	Serbian Dinar 705,900,000	Citibank NA	11,214	—	11,213

32

International Income Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

12/11/13	United States Dollar 192,088	Nigerian Naira 31,368,000	Standard Chartered Bank	$3,270	$—	$3,270
12/13/13	Euro 23,347,764	Norwegian Krone 184,958,653	Australia and New Zealand Banking Group Limited	—	(677,653)	(677,653)
12/13/13	Euro 14,551,667	Swedish Krona 125,871,923	Nomura International PLC	—	(352,608)	(352,608)
12/16/13	Russian Ruble 346,762,000	United States Dollar 10,432,070	Credit Suisse International	—	(300,284)	(300,284)
12/17/13	United States Dollar 180,147	Nigerian Naira 29,427,000	Standard Bank	2,804	—	2,804
12/18/13	Euro 19,785,194	Polish Zloty 84,123,676	Deutsche Bank	371,666	—	371,666
12/18/13	Polish Zloty 8,160,000	Euro 1,944,088	Goldman Sachs International	—	(2,209)	(2,209)
1/3/14	Brazilian Real 12,890,000	United States Dollar 5,665,934	State Street Bank and Trust Co.	—	(11,457)	(11,457)
1/7/14	United States Dollar 15,330,226	New Turkish Lira 30,939,462	Deutsche Bank	—	(8,152)	(8,152)
1/9/14	Euro 3,316,416	Czech Koruna 84,929,000	JPMorgan Chase Bank	—	(32,086)	(32,086)
1/9/14	Euro 11,659,155	Czech Koruna 297,988,000	Standard Chartered Bank	—	(143,729)	(143,729)
1/15/14	Romanian Leu 10,819,786	Euro 2,421,130	Bank of America	—	(12,579)	(12,579)
1/15/14	United States Dollar 35,211,676	Yuan Offshore Renminbi 215,918,000	Bank of America	140,542	—	140,542
1/21/14	United States Dollar 74,568	Nigerian Naira 12,300,000	Deutsche Bank	1,130	—	1,130
1/29/14	Euro 4,158,146	United States Dollar 5,735,605	Goldman Sachs International	89,156	—	89,156
2/12/14	Euro 5,182,527	United States Dollar 7,121,673	Goldman Sachs International	84,006	—	84,006
2/18/14	Indonesian Rupiah 46,506,678,000	United States Dollar 3,934,575	Nomura International PLC	—	(175,039)	(175,039)
2/18/14	United States Dollar 9,527,917	Indonesian Rupiah 104,959,530,000	BNP Paribas	—	(253,051)	(253,051)
2/18/14	United States Dollar 7,043,375	Indonesian Rupiah 77,294,000,000	HSBC Bank USA	—	(213,205)	(213,205)
3/10/14	United States Dollar 5,050,560	Kazakstani Tenge 803,039,000	Citibank NA	38,121	—	38,121
3/13/14	United States Dollar 1,545,665	Azerbaijani Manat 1,228,340	VTB Capital PLC	—	(3,299)	(3,299)
3/14/14	United States Dollar 3,326,975	Kenyan Shilling 308,211,000	Standard Bank	185,925	—	185,925
3/19/14	Euro 112,485	United States Dollar 154,074	Bank of America	1,313	—	1,313
3/21/14	Croatian Kuna 28,911,000	Euro 3,750,730	Citibank NA	—	(47,542)	(47,542)

33

International Income Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

3/21/14	Euro 3,797,928	Croatian Kuna 28,801,588	Citibank NA	$—	$(36,013)	$(36,013)
4/11/14	United States Dollar 854,053	Kenyan Shilling 78,701,000	Standard Chartered Bank	37,816	—	37,816
4/17/14	Sri Lankan Rupee 580,888,000	United States Dollar 4,260,271	Standard Chartered Bank	—	(31,004)	(31,004)
4/30/14	Peruvian New Sol 23,874,000	United States Dollar 8,954,989	Bank of Nova Scotia	502,805	—	502,805
5/30/14	United States Dollar 5,000,000	Armenian Dram 2,215,900,000	VTB Capital PLC	257,027	—	257,027
6/10/14	United States Dollar 5,067,148	Kazakstani Tenge 817,331,000	Deutsche Bank	19,329	—	19,329
7/17/14	United States Dollar 2,712,417	Armenian Dram 1,188,310,000	VTB Capital PLC	76,782	—	76,782
7/22/14	United States Dollar 6,838,031	Indonesian Rupiah 77,639,000,000	Australia and New Zealand Banking Group Limited	—	(207,886)	(207,885)
8/14/14	United States Dollar 18,449,518	Indonesian Rupiah 209,586,522,521	Barclays Bank PLC	—	(630,252)	(630,252)
8/20/14	Indonesian Rupiah 17,333,881,000	United States Dollar 1,489,293	Standard Chartered Bank	16,997	—	16,997
9/15/14	United States Dollar 1,553,289	Azerbaijani Manat 1,260,960	VTB Capital PLC	—	(6,099)	(6,099)
9/30/14	United States Dollar 410,976	Azerbaijani Manat 337,000	Standard Bank	2,978	—	2,978
10/9/14	United States Dollar 859,423	Azerbaijani Manat 700,000	VTB Capital PLC	—	(2,944)	(2,944)
10/9/14	United States Dollar 815,951	Azerbaijani Manat 665,000	VTB Capital PLC	—	(2,296)	(2,296)

				$3,752,437	$(3,649,377)	$103,060

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

12/13	34 U.S. 5-Year Treasury Note	Short	$(4,063,212)	$(4,137,375)	$(74,163)
12/13	14 U.S. 10-Year Treasury Note	Short	(1,732,730)	(1,783,031)	(50,301)
12/13	7 U.S. Long Treasury Bond	Short	(920,817)	(943,687)	(22,870)
12/13	83 Gold	Short	(11,032,940)	(10,986,710)	46,230

					$(101,104)

34

International Income Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Total Return Swaps

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation

Citibank NA	Total Return on GTQ 36,000,000 Banco de Guatemala, 0%, due 12/2/13	3-month USD-LIBOR-BBA + 50 bp on $4,457,037 (Notional Amount) plus Notional Amount at termination date	12/4/13	$57,691
Citibank NA	Total Return on GTQ 43,000,000 Banco de Guatemala, 0%, due 3/2/14	3-month USD-LIBOR-BBA + 50 bp on $5,285,022 (Notional Amount) plus Notional Amount at termination date	3/4/14	53,356
Citibank NA	Total Return on GTQ 29,000,000 Banco de Guatemala, 0%, due 3/2/14	3-month USD-LIBOR-BBA + 50 bp on $3,582,453 (Notional Amount) plus Notional Amount at termination date	3/5/14	18,897

				$129,944

GTQ	–	Guatemalan Quetzal

At October 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $3,649,377. The Portfolio may be required to pledge collateral in the form of cash or securities for the benefit of a counterparty if the net amount due to the counterparty exceeds a certain threshold. Collateral pledged for the benefit of a counterparty for over-the-counter derivatives is held in a segregated account by the Portfolio’s custodian. Securities pledged as collateral, if any, are identified in the Consolidated Portfolio of Investments. Cash pledged as collateral, if any, is included in restricted cash on the Consolidated Statement of Assets and Liabilities. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $7,238,492 at October 31, 2013.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At October 31, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk was $3,882,381, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $861,920. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all of its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At October 31, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $899,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Collateral pledged for the benefit of the Portfolio is held in a segregated account by the Portfolio’s custodian. The portion of such collateral representing cash is reflected as restricted cash with a corresponding liability on the Consolidated Statement of Assets and Liabilities. The carrying amount of the liability at October 31, 2013 approximated its fair value. If measured at fair value, the liability for cash collateral due to brokers would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2013.

35

International Income Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2013 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodities	Foreign Exchange	Interest Rate

Net unrealized depreciation*	$46,230	$—	$—
Receivable for open forward foreign currency exchange contracts	—	3,752,437	—
Receivable for open swap contracts	—	129,944	—

Total Asset Derivatives	$46,230	$3,882,381	$—

Net unrealized depreciation*	$—	$—	$(147,334)
Payable for open forward foreign currency exchange contracts	—	(3,649,377)	—

Total Liability Derivatives	$—	$(3,649,377)	$(147,334)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2013 was as follows:

Consolidated Statement of Operations Caption	Commodities	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Futures contracts	$—	$—	$627,514
Swap contracts	—	(53,016)	—

Foreign currency and forward foreign currency exchange contract transactions	—	$(10,109,410)	—

Total	$—	$(10,162,426)	$627,514

Change in unrealized appreciation (depreciation) —
Futures contracts	$46,230	$—	$(152,100)
Swap contracts	—	129,944	—

Foreign currency and forward foreign currency exchange contracts	—	(131,285)	—

Total	$46,230	$(1,341)	$(152,100)

The average notional amounts of futures contracts, forward foreign currency exchange contracts and swap contracts outstanding during the year ended October 31, 2013, which are indicative of the volume of these derivative types, were approximately $5,503,000, $379,792,000 and $8,523,000, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2013.

36

International Income Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

7  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$361,163,720	$—	$361,163,720
Collateralized Mortgage Obligations	—	1,155,702	—	1,155,702
Mortgage Pass-Throughs	—	8,619,869	—	8,619,869
U.S. Treasury Obligations	—	77,899,881	—	77,899,881
Precious Metals	51,112,947	—	—	51,112,947
Short-Term Investments —
Foreign Government Securities	—	272,965,978	—	272,965,978
U.S. Treasury Obligations	—	96,036,568	—	96,036,568
Other	—	107,552,612	—	107,552,612

Total Investments	$51,112,947	$925,394,330	$—	$976,507,277

Forward Foreign Currency Exchange Contracts	$—	$3,752,437	$—	$3,752,437
Futures Contracts	46,230	—	—	46,230
Swap Contracts	—	129,944	—	129,944

Total	$51,159,177	$929,276,711	$—	$980,435,888

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(3,649,377)	$—	$(3,649,377)
Futures Contracts	(147,334)	—	—	(147,334)

Total	$(147,334)	$(3,649,377)	$—	$(3,796,711)

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At October 31, 2013, there were no investments transferred between Level 1 and Level 2 during the year then ended.

37

International Income Portfolio

October 31, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of International Income Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of International Income Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2013, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated supplementary data for each of the five years in the period then ended. These consolidated financial statements and consolidated supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated supplementary data referred to above present fairly, in all material respects, the financial position of International Income Portfolio and subsidiary as of October 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 19, 2013

38

Eaton Vance

Diversified Currency Income Fund

October 31, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and International Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 190 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 190 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Of the Trust since 2005 and of the Portfolio since 2007	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Of the Trust since 2003 and of the Portfolio since 2007

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

39

Eaton Vance

Diversified Currency Income Fund

October 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	Of the Trust since 2003 and of the Portfolio since 2007

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Of the Trust since 1998 and of the Portfolio since 2007

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board and Trustee of the Portfolio since 2007 and Trustee of the Trust since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years

Payson F. Swaffield(2) 1956	President of the Trust and Vice President of the Portfolio	President of the Trust since 2013 and Vice President of the Portfolio since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

John R. Baur 1970	President of the Portfolio	Since 2012	Vice President of EVM and BMR.

40

Eaton Vance

Diversified Currency Income Fund

October 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011; Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

James F. Kirchner(3) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Of the Trust since 2004 and of the Portfolio since 2007	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as Board members of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Prior to October 1, 2013, Mr. Swaffield was Vice President of the Trust since 2011.
(3)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust and of the Portfolio since 2007.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

41

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

42

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Investment Adviser of International Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Diversified Currency Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3042-12/13	INTLISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2012 and October 31, 2013 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/12	10/31/13
Audit Fees	$57,930	$69,630
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$26,670	$34,600
All Other Fees(3)	$7,630	$0

Total	$92,230	$104,230

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2012 and October 31, 2013; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/12	10/31/13
Registrant	$34,330	$34,600
Eaton Vance(1)	$566,619	$526,385

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ John R. Baur
John R. Baur
President

Date:	December 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 18, 2013

By:	/s/ John R. Baur
John R. Baur
President

Date:	December 18, 2013